Senior Convertible Notes Payable and Warrants (Tables)	9 Months Ended
Sep. 30, 2021
Senior Convertible Notes Payable And Warrants
Schedule of Senior Convertible Notes Payable

Senior convertible notes payable is comprised of the following:

	September 30, 2021	December 31, 2020
Senior convertible notes payable	$824,000	$-
Less debt discount	(685,000)	-
Total senior convertible notes payable, net	$139,000	$-